QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: Last Day of February

Date of reporting period: 11/30/2015

ITEM 1. SCHEDULE OF INVESTMENTS

DGHM All-Cap Value Fund
Schedule of Investments - (unaudited)
As of November 30, 2015

	Shares	Fair Value

COMMON STOCKS - 72.15%

COMPUTER/SOFTWARE - 6.65%
Check Point Software Technologies Ltd.*	11,346	$990,393
Cisco Systems, Inc.	35,921	978,847

		1,969,240

DIVERSIFIED FINANCIAL SERVICES - 16.12%
CIT Group Inc.	21,246	912,728
Invesco Limited	23,847	803,405
JPMorgan Chase & Co.	20,551	1,370,341
Regions Financial Corp.	77,619	787,057
SunTrust Banks, Inc.	20,639	896,145

		4,769,676

HEALTCHARE - 7.17%
Abbott Laboratories	16,104	723,392
Pfizer Inc.	42,698	1,399,213

		2,122,605

INSURANCE - 7.64%
American International Group, Inc.	12,509	795,322
Lincoln National Corp.	13,125	721,744
XL Group PLC	19,460	742,983

		2,260,049

INTEGRATED UTILITIES - 15.25%
Halliburton Co.	24,152	962,457
PDC Energy Inc.	14,481	818,032
Public Service Enterprise Group Inc.	22,848	893,357
Suncor Energy, Inc.	31,955	881,958
WEC Energy Group, Inc.	19,438	958,682

		4,514,486

MEDIA - 5.54%
Omnicom Group Inc.	10,280	759,898
Time Warner Inc.	12,569	879,578

		1,639,476

MISCELLANEIOUS MANUFACTURING - 14.39%
Analog Devices, Inc	12,192	751,393
Eastman Chemical Co.	9,779	710,444
Emerson Electric Co.	13,375	668,750
General Mills, Inc.	14,035	810,662
P. H. Glatfelter Co.	29,924	532,348
Regal-Beloit Corp.	12,201	786,477

		4,260,074

OIL & GAS SERVICES - 3.30%
Baker Huges Inc.	6,178	334,044
Range Resources Corp.	22,481	642,507

		976,551

PROFESSIONAL SERVICE - 2.53%
Fluor Corp.	15,430	749,898

REAL ESTATE INVESTMENT TRUST - 4.72%
Alexandria Real Estate Equities, Inc.	8,348	768,767
Liberty Property Trust	18,511	627,523

		1,396,290

RETAIL - 1.91%
Bed Bath & Beyond Inc.	10,346	564,064

TELECOMMUNICATIONS - 4.36%
AT&T Inc.	38,318	1,290,167

TRANSPORTATION - 5.28%
Thor Industries, Inc.	14,827	858,780
Union Pacifica Corp.	8,402	705,348

		1,564,128

TOTAL COMMON STOCKS - 94.86%		28,076,704

MONEY MARKET FUND - 4.98%
Wells Fargo Advantage Tresury Plus Money
Market Fund 0.1%*	1,475,290	1,475,290

TOTAL INVESTMENTS - 99.85%		29,551,994
Other assets, net of liabilities - 0.15%		44,856

NET ASSETS - 100.00%		$29,596,850

*Effective 7 day yield as of November 30, 2015

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2015:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observagble Inputs	Inputs	Total

Common Stocks	$28,076,704	-	-	$28,076,704
Money Market	1,475,290	-	-	1,475,290

	$29,551,994	-	-	$29,551,994

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2015.

At November 30, 2015 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $24,819,672 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,684,062
Gross unrealized depreciation	(1,427,030)

Net unrealized appreciation	$3,257,032

DGHM V2000 SmallCap Value Fund
Schedule of Investments - (unaudited)
As of November 30, 2015

	Shares	Fair Value

COMMON STOCKS - 95.72%

BANKS - 17.79%
Associated Banc-Corp.	16,900	$346,619
Capital Bank Financial Corp Class A	2,220	74,859
Community Trust Bancorp, Inc.	8,200	300,940
First Midwest Bancorp, Inc.	19,805	386,990
Fulton Financial Corp.	25,275	365,729
Hancock Holding Co.	10,219	297,577
National Penn Bancshares, Inc.	30,754	384,117
Old National Bancorp	23,967	353,513
Provident Financial Services	19,167	400,207
Sandy Spring Bancorp, Inc.	13,073	384,085
WesBanco, Inc.	7,546	255,960

		3,550,596

COMMERCIAL SERVICES - 3.78%
Korn/Ferry International	8,904	327,667
Servicemaster Global Holdings Inc.	11,390	426,897

		754,564

COMPUTERS/SOFTWARE/DATA - 4.84%
AVG Technologies NV	14,753	311,141
Pegasystems Inc.	11,056	326,594
PTC Inc.	9,114	328,469

		966,204

DIVERSIFIED REAL ESTATE INVESTMENTS - 10.13%
BioMed Realty Trust, Inc.	14,352	336,841
Brandwine Realty Trust	35,798	492,580
Cousins Properties, Inc.	20,132	197,898
Hersha Hospitality Trust	16,452	388,432
Kite Realty Group	15,569	418,962
Sun Communities, Inc.	2,793	186,712

		2,021,425

FINANCE - 2.24%
Colony Capital Inc Class "A	21,819	446,417

HEALTHCARE - 5.46%
Analogic Corp.	3,261	272,457
Merit Medical Systems, Inc.	15,184	294,114
Molina Healthcare Inc.	4,298	258,998
Syneron Medical Ltd.	35,576	264,685

		1,090,254

INSURANCE - 8.59%
American Equity Investment Life Holding Co.	9,392	251,800
Crawford & Co. Class B	8,938	53,449
First American Financial Corp.	7,328	289,016
Horance Mann Educators Corp.	7,186	251,007
Maiden Holdings Ltd.	15,417	237,576
Radian Group Inc.	28,220	402,135
United Fire Group Inc.	5,749	230,133

		1,715,116

INVESTMENT SERVICES - 2.15%
Kennedy-Wilson Holdings Inc.	16,437	429,006

MEDIA - 1.21%
Entravision Communications Class A	28,847	242,026

MISCELLANEOUS MANUFACTURING - 15.77%
Clearwater Paper Corp.	4,723	230,530
Cytec Industries Inc.	2,880	215,626
EMCOR Group, Inc.	6,461	325,634
Global Brass & Copper Holdings, Inc.	17,133	398,514
Kaiser Aluminum Corp.	3,603	308,849
Mueller Industries, Inc.	9,275	292,070
NetScout Systems, Inc.	7,165	237,161
Orion Engineered Carbons SA	13,037	164,005
A. Schulman, Inc.	8,418	291,347
Steelcase Inc.	14,632	292,640
Tower International Inc.	12,763	391,314

		3,147,690

OIL & GAS SERVICES - 4.52%
Patterson-UTI Energy, Inc.	17,849	289,511
Precision Drilling Corp.	48,659	209,720
Vectren Corp.	9,481	403,606

	.	902,837

PROFESSIONAL SERVICES - 1.54%
TrueBlue, Inc.	10,511	307,867

RETAIL - 5.71%
The Cato Corp. Class A	6,146	241,415
Deckers Outdoor Corp.	5,673	277,637
Genesco Inc.	4,235	229,367
Kirkland’s Inc.	6,727	98,954
Weis Markets, Inc.	7,074	293,076

		1,140,449

TECHNOLOGY - 1.52%
CACI International Inc. Class "A"	3,031	303,888

TRANSPORTATION - 4.62%
Knight Transportation, Inc.	11,464	304,025
Old Dominion Freight Line, Inc.	4,183	266,499
Thor Industries, Inc.	6,059	350,937

		921,461

UTILITIES - 5.82%
Avista Corp.	11,839	409,748
PDC Energy, Inc.	5,860	331,031
Portland General Electric Co.	11,416	421,479

		1,162,258

TOTAL COMMON STOCKS - 95.72%		19,102,058

SHORT TERM INVESTMENTS - 4.78%
Wells Fargo Advantage Treasury Plus
Money Market Fund 0.1%*	953,974	953,974

TOTAL INVESTMENTS - 100.50%		20,056,032
Liabilities, net of other assets - -0.50%		(100,587)

NET ASSETS - 100.00%		$19,955,445

*Effective 7 day yield as of November 30, 2015

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2015:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$19,102,058	-	-	$19,102,058
Money Market	953,974	-	-	$953,974

	$20,056,032	-	-	$20,056,032

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2015.

At November 30, 2015 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $17,943,264 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,699,961
Gross unrealized depreciation	(541,167)

Net unrealized appreciation	$1,158,794

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: January 21, 2016

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: January 21, 2016